Summary of Notes and Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts and Other Receivables [Line Items]
Notes receivable	$ 16	$ 192
Trade accounts receivable	61,293	31,256
Trade Accounts And Notes Receivable Gross Current	61,309	31,448
Allowance for doubtful accounts	(775)	(1,167)	$ (1,275)	$ (1,634)
Allowance for sales returns and discounts	(1,555)	(1,427)	$ (1,059)	$ (1,919)
Notes and accounts receivable, net	$ 58,979	$ 28,854